Short Team Investments - Available for Sale - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Short term investments average maturity period	1 year 6 months 29 days	1 year 4 months 13 days